FEDERAL INCOME TAX (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
FEDERAL INCOME TAX (Details)
Net operating loss carryforwards	$ 1,746,310	$ 1,684,310	$ 1,687,310	$ 1,613,310
Temporary differences	(23,000)	(4,000)	(2,000)	9,000
Permanent differences	(22,000)	(81,000)	6,000	(103,000)
Valuation allowance	$ (1,701,310)	$ (1,599,310)	$ (1,691,310)	$ (1,519,310)